                                THE GALAXY FUND

                          GALAXY TAX-EXEMPT BOND FUND
                     GALAXY NEW JERSEY MUNICIPAL BOND FUND
                      GALAXY NEW YORK MUNICIPAL BOND FUND
                     GALAXY CONNECTICUT MUNICIPAL BOND FUND
                    GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
                    GALAXY RHODE ISLAND MUNICIPAL BOND FUND

                      SUPPLEMENT DATED SEPTEMBER 28, 1999
         TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 1999

    The following Taxable Yield Equivalency Tables are inserted after the New York State and City Taxable Equivalency Table on page 82 of the Statement of Additional Information:

TAX-EQUIVALENCY TABLES--CONNECTICUT MUNICIPAL BOND, MASSACHUSETTS MUNICIPAL BOND, AND RHODE ISLAND MUNICIPAL BOND FUNDS

    The Connecticut Municipal Bond, Massachusetts Municipal Bond and Rhode Island Municipal Bond Funds may use tax-equivalency tables in advertising and sales literature. The interest earned by the Municipal Securities in the Funds' respective portfolios generally remains free from federal regular income tax, and from the regular personal income tax imposed by Connecticut, Massachusetts and Rhode Island, respectively. Some portion of the Funds' income may, however, be subject to the federal alternative minimum tax and state and local regular or alternative minimum taxes. As the tables below indicate, "tax-free" investments may be attractive choices for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

    The charts below are for illustrative purposes only and use tax brackets that were in effect beginning January 1, 1999. These are not indicators of past or future performance of the Connecticut Municipal Bond, Massachusetts Municipal Bond and Rhode Island Municipal Bond Funds.

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent for each chart. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. Moreover, the charts do not reflect the possible effect of all items relating to the effective marginal tax rate, such as alternative minimum tax, personal exemptions, tax credits, the phase-out of exemptions or credits, itemized deductions (including the federal deduction for state taxes paid) or the possible partial disallowance of deductions.

    Connecticut Note: The charts below do not address taxable equivalent yields applicable to married taxpayers filing separate returns or heads of households.

    Investors are urged to consult their own tax advisors as to these matters.

SAITXBDSTICK1(9/99)

                                         TAXABLE YIELD EQUIVALENT FOR 1999
                                                STATE OF CONNECTICUT

Federal Tax Bracket:               15.00%              28.00%            31.00%            36.00%            39.60%
Combined Federal and
State:                             19.50%              32.50%            35.50%            40.50%            44.10%
Joint Return:                   $1-43,050     $43,051-104,050   $104,051-158,550  $158,551-283,150    Over $283,151
Single Return:                  $1-25,750      $25,751-62,450   $62,451-130,250   $130,251-283,150    Over $283,151
Tax-Exempt Yield:

                                              TAXABLE YIELD EQUIVALENT

1.50%                               1.86%               2.22%             2.33%             2.52%             2.68%
2.00%                               2.48%               2.96%             3.10%             3.36%             3.58%
2.50%                               3.11%               3.70%             3.88%             4.20%             4.47%
3.00%                               3.73%               4.44%             4.65%             5.04%             5.37%
3.50%                               4.35%               5.19%             5.43%             5.88%             6.26%
4.00%                               4.97%               5.93%             6.20%             6.72%             7.16%
4.50%                               5.59%               6.67%             6.98%             7.56%             8.05%
5.00%                               6.21%               7.41%             7.75%             8.40%             8.94%
5.50%                               6.83%               8.15%             8.53%             9.24%             9.84%
6.00%                               7.45%               8.89%             9.30%            10.08%            10.73%

                                         TAXABLE YIELD EQUIVALENT FOR 1999
                                           COMMONWEALTH OF MASSACHUSETTS

Federal Tax Bracket:               15.00%              28.00%            31.00%            36.00%            39.60%
Combined Federal and
State:                             20.95%              33.95%            36.95%            41.95%            45.55%
Joint Return:                   $1-43,050     $43,051-104,050   $104,051-158,550  $158,551-283,150    Over $283,151
Single Return:                  $1-25,750      $25,751-62,450   $62,451-130,250   $130,251-283,150    Over $283,151
Tax-Exempt Yield:

                                              TAXABLE YIELD EQUIVALENT

1.50%                               1.90%               2.27%             2.38%             2.58%             2.75%
2.00%                               2.53%               3.03%             3.17%             3.45%             3.67%
2.50%                               3.16%               3.79%             3.97%             4.31%             4.59%
3.00%                               3.80%               4.54%             4.76%             5.17%             5.51%
3.50%                               4.43%               5.30%             5.55%             6.03%             6.43%
4.00%                               5.06%               6.06%             6.34%             6.89%             7.35%
4.50%                               5.69%               6.81%             7.14%             7.75%             8.26%
5.00%                               6.33%               7.57%             7.93%             8.61%             9.18%
5.50%                               6.96%               8.33%             8.72%             9.47%            10.10%
6.00%                               7.59%               9.08%             9.52%            10.34%            11.02%

                                         TAXABLE YIELD EQUIVALENT FOR 1999
                                               STATE OF RHODE ISLAND

Federal Tax Bracket:               15.00%              28.00%            31.00%            36.00%            39.60%
Combined Federal and
State:                             18.98%              35.42%            39.22%            45.54%            50.09%
Joint Return:                   $0-43,050     $43,051-104,050   $104,051-158,550  $158,551-283,150    Over $283,151
Single Return:                  $0-25,750      $25,751-62,450   $62,451-130,250   $130,251-283,150    Over $283,151
Tax-Exempt Yield:

                                              TAXABLE YIELD EQUIVALENT

1.50%                               1.85%               2.32%             2.47%             2.75%             3.01%
2.00%                               2.47%               3.10%             3.29%             3.67%             4.01%
2.50%                               3.09%               3.87%             4.11%             4.59%             5.01%
3.00%                               3.70%               4.65%             4.94%             5.51%             6.01%
3.50%                               4.32%               5.42%             5.76%             6.43%             7.01%
4.00%                               4.94%               6.19%             6.58%             7.34%             8.01%
4.50%                               5.55%               6.97%             7.40%             8.26%             9.02%
5.00%                               6.17%               7.74%             8.23%             9.18%            10.02%
5.50%                               6.79%               8.52%             9.05%            10.10%            11.02%
6.00%                               7.41%               9.29%             9.87%            11.02%            12.02%

                                THE GALAXY FUND

                            GALAXY MONEY MARKET FUND
                             GALAXY GOVERNMENT FUND
                           GALAXY U.S. TREASURY FUND
                             GALAXY TAX-EXEMPT FUND
               GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                 GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
                GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

                      SUPPLEMENT DATED SEPTEMBER 28, 1999
         TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 1999

    The following Taxable Yield Equivalency Table replaces the existing Taxable Yield Equivalent Table for the Commonwealth of Massachusetts on page 62 of the Statement of Additional Information:

                                         TAXABLE YIELD EQUIVALENT FOR 1999
                                           COMMONWEALTH OF MASSACHUSETTS

Federal Tax Bracket:               15.00%              28.00%            31.00%            36.00%            39.60%
Combined Federal and
State:                             20.95%              33.95%            36.95%            41.95%            45.55%
Joint Return:                   $1-43,050     $43,051-104,050   $104,051-158,550  $158,551-283,150    Over $283,151
Single Return:                  $1-25,750      $25,751-62,450   $62,451-130,250   $130,251-283,150    Over $283,151
Tax-Exempt Yield:

                                              TAXABLE YIELD EQUIVALENT

1.50%                               1.90%               2.27%             2.38%             2.58%             2.75%
2.00%                               2.53%               3.03%             3.17%             3.45%             3.67%
2.50%                               3.16%               3.79%             3.97%             4.31%             4.59%
3.00%                               3.80%               4.54%             4.76%             5.17%             5.51%
3.50%                               4.43%               5.30%             5.55%             6.03%             6.43%
4.00%                               5.06%               6.06%             6.34%             6.89%             7.35%
4.50%                               5.69%               6.81%             7.14%             7.75%             8.26%
5.00%                               6.33%               7.57%             7.93%             8.61%             9.18%
5.50%                               6.96%               8.33%             8.72%             9.47%            10.10%
6.00%                               7.59%               9.08%             9.52%            10.34%            11.02%

SAIMMSTICK1(9/99)